PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
PROPERTY, PLANT AND EQUIPMENT.
PROPERTY, PLANT AND EQUIPMENT

20.PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment is comprised of the following:

	Land,
	buildings and	Technical	Office and
	leasehold	equipment and	other	Assets under
in € thousand	improvements	machinery	equipment	construction	Total
Costs of acquisition or construction:
1/1/2024	220	16,330	15,386	513	32,449
Additions	14	278	774	53	1,120
Disposals/Retirements	—	(184)	(253)	(96)	(533)
Foreign exchange differences	—	86	61	—	147
12/31/2024	235	16,509	15,968	470	33,182
Accumulated depreciation:
1/1/2024	(71)	(13,314)	(13,359)	—	(26,744)
Depreciation	(21)	(653)	(803)	—	(1,477)
Disposals/Retirements	831	(461)	61	—	432
Foreign exchange differences	—	(68)	(44)	—	(113)
12/31/2024	739	(14,496)	(14,145)	—	(27,902)
Carrying amount:
1/1/2024	149	3,016	2,027	513	5,704
12/31/2024	973	2,013	1,824	470	5,280

	Land,
	buildings and	Technical	Office and
	leasehold	equipment and	other	Assets under
in € thousand	improvements	machinery	equipment	construction	Total
Costs of acquisition or construction:
1/1/2023	21,303	18,263	14,561	—	54,127
Additions	—	1,679	1,410	513	3,602
Disposals/Retirements	(21,085)	(3,448)	(458)	—	(24,991)
Foreign exchange differences	1	(164)	(126)	—	(289)
12/31/2023	220	16,330	15,386	513	32,449
Accumulated depreciation:
1/1/2023	(11,581)	(15,892)	(13,293)	—	(40,766)
Depreciation	(483)	(982)	(583)	—	(2,048)
Disposals/Retirements	11,995	3,447	414	—	15,856
Foreign exchange differences	(1)	114	101	—	214
12/31/2023	(71)	(13,314)	(13,359)	—	(26,744)
Carrying amount:
1/1/2023	9,722	2,371	1,268	—	13,361
12/31/2023	149	3,016	2,027	513	5,704

Property, plant and equipment includes right-of-use assets amounting to €7,812 thousand as of December 31, 2024 (December 31, 2023: €9,063 thousand). For further information see note 21. Leases.